Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ust
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2025
Prospectus Date	rr_ProspectusDate	Feb. 26, 2025
Q India Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Q India Equity Fund (the “Fund”) is to achieve long-term capital appreciation by investing in the listed equities of Indian companies that are in a position to benefit from the anticipated growth and development of the Indian economy.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in this prospectus.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing the Fund’s investment objective, Quantum Advisors Private Limited (the “Adviser”) will follow its value investment philosophy and strategy and employ a bottom-up process for portfolio construction. The Adviser’s value investment philosophy involves the use of intensive qualitative and quantitative fundamental analysis, to build and monitor the Fund’s portfolios actively while at the same time avoiding excessive trading, and to attempt to control risk by endeavoring to keep the Fund’s portfolio adequately diversified, both in terms of the sectors included in the portfolio, as well as with respect to the level of concentration in any specific security. The investment strategy is to invest in companies which the Adviser believes are attractively priced in the market when compared to the Adviser’s valuation of the companies.

The Fund will principally invest in a portfolio of equity securities and may also invest in depository receipts, bank deposits, Government Securities, corporate bonds, treasury bills, certificates of deposit, money market instruments, and shares of mutual funds including ETFs. The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

The Fund will not seek to concentrate in any specific industry, sector, or market-cap but may at times be concentrated in a specific sector due to the Adviser’s bottom-up security selection process.

The Adviser evaluates the companies in which it invests based on the nature of the businesses, the strength of their balance sheets and cash flow relative to their long-term goals, and other factors including the Adviser’s assessment of the skill and expertise of the company’s management team and the long-term potential for both the company and the market in which it operates. The Adviser generally buys a security at a discount to what it believes is the intrinsic value of the security. Such opportunities may arise for a variety of reasons ranging from the belief that the market has undervalued a company, to an assessment that there is opportunity for significant profit or market share growth given the dynamics of the sector a company operates in, or as a result of the company’s competitive or proprietary advantages.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of Indian issuers. The Fund defines Indian issuers as entities: (i) organized in India; (ii) having a class of securities whose principal securities market is in India; (iii) deriving more than 50% of total revenues or earnings from goods produced, sales made, or services provided in India; (iv) maintaining more than 50% of its employees, assets, investments, operations, or other business activity in India; (v) companies listed on any recognized stock exchange in India; or (vi) mutual funds, ETFs, or other pooled investment vehicles that invest primarily in any of the preceding. The Fund defines equity securities as common stock, preferred stock, convertible securities, rights and warrants to buy common stock, ADRs, GDRs, participatory notes, as well as fund shares or interests.

The Fund’s portfolio will generally consist of equity shares of listed companies in India having an average daily trading volume of USD 1 million or above in the preceding 12 months. The Fund will generally hold equity securities of 25-40 companies.

The Adviser avoids investment in companies:

●	With record of poor treatment of minority shareholders; that have blatantly violated rules and regulations (i.e. laws as applicable to the investee company depending on the multiple factors such as location of the company, the nature of its business and the operations of the company within India as well as outside India); that have acquired national properties from government through questionable means; that follow other similarly questionable practices

●	With questionable accounting practices

●	With weak business models

●	Where it is not clear as to who exactly are the founders of the company, opaque shareholding structures or non-Independent Boards

The above determinations are made by the Adviser and are subjective.

As a practice the Adviser generally does not invest in companies that derive more than 20% of their total revenues from tobacco, hard liquor or gambling/casino activities. The term hard liquor does not include wine and beer.

Securities in which the Fund invests also generally pass through further screens such as:

●	Are there too many related party transactions?

●	Is there a succession plan in place?

●	Is it a company where only one person runs it?

●	Has the management changed and become better or become worse?

The Fund will not invest in a security which the Adviser determines does not pass any of the above screens.

The above determinations (which the Adviser considers integrity screens) are made by the Adviser and are subjective.

Portfolio Construction

Securities are selected from the Adviser’s “Estimates Database.” Each security in the Adviser’s ‘Estimates Database’ has a pre-assigned Buy / Sell Limit. This is an INR denominated price, based on underlying fundamental criteria. The Adviser, generally, buys a new stock at the pre-determined Buy Price (or below). The security has to be under active and current coverage with an average daily trading value of USD 1 million over the past 12 months. The Fund generally sells an existing stock at the pre-determined sell price or above. It may add to a stock already held in the Fund’s portfolio if it is between the pre-determined Buy and Sell price. Portfolio weights are a function of:

1.	Reliability of management

2.	Quality of earnings

3.	Stability of earnings

4.	Upside potential

5.	Alternatives/cash

Higher importance is given to the first three points stated above in deciding the weights. For instance, in deciding between two stocks with similar upside potential, a stock that is rated higher on stability, quality and reliability will earn a larger portfolio weight.

Each investment decision is supported by an approved research report and the investment justification.

Generally, the minimum holding in any one stock is 2% (at the time of initial investment) and the maximum is 6% at cost and 10% at current market prices. The portfolio is monitored regularly and rebalanced suitably whenever required.

The Adviser will sell investments in companies when it believes the market price of those investments has exceeded its assessment of the long-term value of those companies or when it believes adverse changes to a company’s management, prospects or the markets in which it operates have occurred. The Adviser evaluates the company valuations on fundamental criteria (dividend yields, price to earnings, price to cash flow, price to book value, and other different measures of share price ratios), and also do comparative evaluation against peer group, its history and the overall equity markets.

The Adviser will let stocks run up to a maximum of 10% of the portfolio (current market price/NAV) before it begins to trim the position. The Adviser will sell when the stock price reaches the sell limit and there has been no revision in the sell limits or when the Adviser’s view of management has changed. The portfolio is monitored regularly and rebalanced suitably whenever required.

The Adviser may also sell investments in companies when it believes the market price of those investments has exceeded its assessment of the long-term value of those companies or when it believes adverse changes to a company’s management, prospects or the markets in which the company operates have occurred. The Adviser evaluates the company valuations on fundamental criteria (dividend yields, price to earnings, price to cash flow, price to book value, and other different measures of share price ratios), and also do comparative evaluation against peer group, its history and the overall equity markets.

The Adviser may choose to increase the Fund’s holding in cash and other liquid assets at times of market uncertainty and to mitigate investment risk. The Fund may maintain a liquid portfolio in cash or deposits denominated in U.S. dollars (“USD”), Indian Rupees (“INR”), money market instruments, and treasury bills not only to meet redemptions, projected running cost and other funding requirements, but the Fund may exceed 20% of its net assets in such investments for temporary defensive purposes in the event of negative or highly uncertain market conditions.

There is no guarantee that the Fund will achieve its investment objective nor that in any time period, particularly in the short term, the Fund’s portfolio will achieve any particular level of return and investors should be aware that the value of Shares may fall as well as rise.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

There can be no assurance that the Fund’s investments will be successful or that the investment objective of the Fund will be achieved. An investment in the Fund is suitable only for persons who are in a position to take such risks.

General Risk Factors: Past performance of the Adviser does not indicate the future performance of the Adviser or the Fund. Equity and equity related, fixed income and money market related instruments are by nature volatile and prone to price fluctuations. The investor may lose money over short or long period in response to factors such as economic and political developments, changes in interest rates, market movements and over longer period during market downturn. There can be no assurance or guarantee that the investment objectives of the Fund would be achieved.

Investors may note that the Adviser’s investment decisions may not always be profitable, as actual market movements may be at variance with anticipated trends.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	Liquidity Risk. The accumulation and disposal of holdings in some investments may be time consuming and if a large number of securities have to be realized at short notice to meet substantial client redemption requests such sales may have to be effected at unfavorable prices which may in turn have an adverse effect on the net asset value of the clients’ portfolios. The Fund may also encounter difficulties in disposing of assets at their fair price due to adverse market conditions leading to limited liquidity.

●	Risks related to unforeseen Market events, health epidemics, pandemics and similar outbreaks. Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which we invest on behalf of our clients. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things, quarantines and travel restrictions, including border closings; prohibiting/restricting public activity; disruptions to business operations and supply chains; exchange trading suspensions and closures; and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Among other things, such developments may result in material reductions in demand across many categories of consumers and businesses, dislocation (or in some cases a complete halt) in the credit and capital markets, labour force and operational disruptions, slowing or complete idling of certain supply chains and manufacturing activity, steep increases in unemployment levels in various regions, and strained businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

●	Certain Risk Factors Concerning India. Risks associated with the investments in India, including but not limited to the risks described below, could adversely affect the performance of the Fund and result in substantial losses. Investment in Indian markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets. Political or economic change and instability may be more likely to occur and have a greater effect on the Indian economy and its markets. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the Indian laws and regulations, including expropriation, nationalization or other confiscation could result in loss to the Fund.

No assurance can be given as to the ability of the Fund to achieve any return on its investments and, in turn, any return on an investor’s investment in the Fund. Accordingly, in acquiring Shares in the Fund, appropriate consideration should be given to the following factors:

●	Risks include:

(i)	Greater risk of expropriation, confiscatory taxation, nationalization, and social, political and economic instability;

(ii)	The small current size of the markets for securities of Indian issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;

(iii)	certain national policies which may restrict the investment opportunities for client portfolios including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and

(iv)	The absence of developed legal structures governing private or foreign investment and private property. No assurance can be given as to the ability of the Fund to achieve any return and, in turn, any return on an investor’s investment in the Fund.

By comparison with more developed securities markets, the Indian securities markets are comparatively small, less liquid and more volatile. This may result in greater volatility in the net asset value of the Fund than would be the case in relation to funds invested in more developed markets.

The Indian securities may incur brokerage or securities transaction taxes levied by the Indian government which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of Indian securities, such as banks and other financial institutions may be subject to less stringent regulation than would be the case for issuers in developed countries, and therefore potentially carry greater risk. In addition, custodial expenses for Indian securities are generally higher than for developed market securities. Dividend and interest payments from, and capital gains in respect of, Indian securities may be subject to taxes that may or may not be reclaimable.

Accordingly, before investing in the Fund, the investors should consider the following:

●	Political, Regulatory and Settlement Risk. The value of the Fund’s portfolio assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the Indian laws and regulations. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in India may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

●	Risks due to tense relations with neighbours and internal conflicts. India’s relations with certain neighbouring countries have been historically tense. India has from time-to-time experienced hostilities with countries such as Pakistan and China. The recent border skirmishes between the Chinese and Indian armed forces at the Galwan Valley have heightened tensions between China and India leading to certain restrictions on trade. India’s population is comprised of numerous ethnic groups with diverse religions and languages, sometimes resulting in communal conflict among groups. For instance, in the past, India has experienced considerable sectarian tension between Hindus and Muslims, marked by periodic violence that has caused considerable loss of property.

Events of this nature in the future could influence the Indian economy and could have a material adverse effect on the market for securities of Indian companies, and on the market for the services of Indian companies in which the Fund has investments.

●	Geographical Concentration Risk. Fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest.

●	Legal Risk. Laws governing foreign investment and securities transactions in India may be less sophisticated than in developed countries. Accordingly, the Fund may be subject to additional risks, including inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment or legal remedy may be inordinately delayed.

●	Credit Risk. There can be no assurance that issuers of the securities or other instruments in which the Fund invests will not be subject to credit difficulties leading to the loss of some or all of the sums invested in such securities or instruments or payments due on such securities or instruments.

●	Reinvestment Risk. This risk refers to the interest rate levels at which cash flows received from the securities under a particular Portfolio are reinvested. The additional income from reinvestment is the “interest on interest” component. The risk is that the rate at which interim cash flows can be re-invested may be lower than that originally assumed.

●	Currency Exchange Rate Risk. The Fund may from time to time enter into currency exchange transactions either on a spot basis or by buying currency exchange forward contracts. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. Performance of the Fund may be strongly influenced by movements in foreign exchange rates because currency positions held by the Fund may not correspond with the securities positions held.

●	Capital Gains Tax. Sales of securities may be subject to capital gains tax in India, and this could significantly reduce returns of the Fund in the absence of an offset or credit for such tax under the tax laws or regulations of the Fund’s domicile.

●	Loss of Foreign Portfolio Investor (FPI) Registration. For accessing the Indian market securities market, the Fund is required to register with the Securities and Exchange Board of India (SEBI) as a Foreign Portfolio Investor (FPI). Investment by the Fund in India is dependent on the continued registration of the Fund with SEBI as an FPI. In the event the registration of the Fund is terminated or is not renewed, the Fund could potentially be forced to redeem the investments held in the portfolio in the relevant jurisdiction and such forced redemption could adversely affect the returns to the Fund, and in turn, the Fund’s investors.

●	Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values.

●	Dividend Risk. The ability of the Fund’s portfolio companies to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether.

●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Active Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Adviser’s value-oriented approach may fail to produce the intended results.

●	Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including less liquidity, settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

●	Depositary Receipt Risk. ADRs and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

●	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●	Other Investment Company Securities Risk. Investing in underlying investment companies, including money market funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its NAV. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.

●	Sector Concentration Risk. Given that the portfolio construction is a bottom-up stock selection process, sector allocations are solely a by-product of individual stock selection. Consequently, within the 25% limit on single industry exposure, the Fund may have higher exposure in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that has a portfolio which is more diversified across sectors/industries.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Certain Strategy Risks

●	Volatility. The securities (both debt and equity) in which Fund invest are prone to price fluctuations on a daily basis due to both macro and micro factors, and this volatility may adversely affect clients.

●	Liquidity and Settlement Risks. Different segments of the financial markets have different settlement cycles, and these settlement cycles may be adversely impacted by unforeseen circumstances, leading to settlement risk and losses to the Fund. The liquidity of Fund’s portfolios may be inherently restricted by trading volumes, transfer procedures and settlement periods. While the Adviser will endeavor to avoid overly concentrated positions in securities of specific industries and sectors, if because of liquidity restrictions or other factors, the Fund is unable to be adequately diversified, it could amplify losses. Reduced liquidity may also have an adverse impact on market price and Adviser’s ability to dispose of particular securities, when necessary, to meet Fund’s liquidity needs or in response to specific economic events. Reduced liquidity may also impair our ability to restructure or rebalance Fund’s portfolio when the Adviser believes such restructurings or rebalancing are necessary to protect performance.

●	Reliance on the Advisory Team. The success of the Fund depends largely on the abilities of the Adviser’s advisory team (that includes Adviser’s employees and employees of its affiliates from whom its receive research services) to develop and implement investment strategies to achieve the Fund’s investment objectives. The Adviser may change the members of its advisory team and there can be no assurance that each member of the advisory team will continue to be employed with the Adviser or its affiliates. This could adversely affect the Fund’s performance. Finally, if any of the investment professionals or management team responsible for the Fund’s investments were to become unwilling or unable to serve, as a result of death, illness, or otherwise, the Fund performance could also be adversely affected.

●	Not a Complete Investment Program. An investment in the Fund is not intended as a complete investment program. If the Fund’s strategy is not successful, or if the Adviser is unable to implement the Fund’s strategy effectively, the investors could lose some or all of their capital.

●	Taxation. The Fund shall be subject to US tax laws and regulations. Because the Fund invests in India, it will also be taxed as per Indian tax law and thus the Fund returns may be impacted. Please refer to the SAI for a discussion of India’s tax laws and certain exemptions with respect to a tax treaty with the US.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operations.
Q India Equity Fund | General Risk Factors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Risk Factors: Past performance of the Adviser does not indicate the future performance of the Adviser or the Fund. Equity and equity related, fixed income and money market related instruments are by nature volatile and prone to price fluctuations. The investor may lose money over short or long period in response to factors such as economic and political developments, changes in interest rates, market movements and over longer period during market downturn. There can be no assurance or guarantee that the investment objectives of the Fund would be achieved.

Investors may note that the Adviser’s investment decisions may not always be profitable, as actual market movements may be at variance with anticipated trends.

Q India Equity Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Q India Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Liquidity Risk. The accumulation and disposal of holdings in some investments may be time consuming and if a large number of securities have to be realized at short notice to meet substantial client redemption requests such sales may have to be effected at unfavorable prices which may in turn have an adverse effect on the net asset value of the clients’ portfolios. The Fund may also encounter difficulties in disposing of assets at their fair price due to adverse market conditions leading to limited liquidity.

Q India Equity Fund | Risks Related To Unforeseen Market Events Health Epidemics Pandemics And Similar Ooutbreaks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Risks related to unforeseen Market events, health epidemics, pandemics and similar outbreaks. Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which we invest on behalf of our clients. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things, quarantines and travel restrictions, including border closings; prohibiting/restricting public activity; disruptions to business operations and supply chains; exchange trading suspensions and closures; and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. Among other things, such developments may result in material reductions in demand across many categories of consumers and businesses, dislocation (or in some cases a complete halt) in the credit and capital markets, labour force and operational disruptions, slowing or complete idling of certain supply chains and manufacturing activity, steep increases in unemployment levels in various regions, and strained businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports and entertainment.

Q India Equity Fund | Certain Risk Factors Concerning India [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Certain Risk Factors Concerning India. Risks associated with the investments in India, including but not limited to the risks described below, could adversely affect the performance of the Fund and result in substantial losses. Investment in Indian markets involves risk factors and special considerations which may not be typically associated with investing in more developed markets. Political or economic change and instability may be more likely to occur and have a greater effect on the Indian economy and its markets. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in the Indian laws and regulations, including expropriation, nationalization or other confiscation could result in loss to the Fund.

No assurance can be given as to the ability of the Fund to achieve any return on its investments and, in turn, any return on an investor’s investment in the Fund. Accordingly, in acquiring Shares in the Fund, appropriate consideration should be given to the following factors:

●	Risks include:

(i)	Greater risk of expropriation, confiscatory taxation, nationalization, and social, political and economic instability;

(ii)	The small current size of the markets for securities of Indian issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;

(iii)	certain national policies which may restrict the investment opportunities for client portfolios including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and

(iv)	The absence of developed legal structures governing private or foreign investment and private property. No assurance can be given as to the ability of the Fund to achieve any return and, in turn, any return on an investor’s investment in the Fund.

Q India Equity Fund | Political Regulatory And Settlement Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Political, Regulatory and Settlement Risk. The value of the Fund’s portfolio assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the Indian laws and regulations. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in India may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

Q India Equity Fund | Risks Due To Tense Relations With Neighbours And Internal Conflicts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Risks due to tense relations with neighbours and internal conflicts. India’s relations with certain neighbouring countries have been historically tense. India has from time-to-time experienced hostilities with countries such as Pakistan and China. The recent border skirmishes between the Chinese and Indian armed forces at the Galwan Valley have heightened tensions between China and India leading to certain restrictions on trade. India’s population is comprised of numerous ethnic groups with diverse religions and languages, sometimes resulting in communal conflict among groups. For instance, in the past, India has experienced considerable sectarian tension between Hindus and Muslims, marked by periodic violence that has caused considerable loss of property.

Events of this nature in the future could influence the Indian economy and could have a material adverse effect on the market for securities of Indian companies, and on the market for the services of Indian companies in which the Fund has investments.

Q India Equity Fund | Geographical Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Geographical Concentration Risk. Fund’s portfolio with a geographical focus may be more volatile than a broad-based fund portfolio, such as a global equity fund portfolio, as they are more susceptible to fluctuations in value resulting from adverse conditions in the countries in which they invest.

Q India Equity Fund | Legal Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

●	Legal Risk. Laws governing foreign investment and securities transactions in India may be less sophisticated than in developed countries. Accordingly, the Fund may be subject to additional risks, including inadequate investor protection, unclear or contradictory legislation or regulations and lack of enforcement thereof, ignorance or breach of legislation or regulations on the part of other market participants, lack of legal redress and breaches of confidentiality. It may be difficult to obtain and enforce a judgment or legal remedy may be inordinately delayed.

Q India Equity Fund | Credit Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

●	Credit Risk. There can be no assurance that issuers of the securities or other instruments in which the Fund invests will not be subject to credit difficulties leading to the loss of some or all of the sums invested in such securities or instruments or payments due on such securities or instruments.

Q India Equity Fund | Reinvestment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Reinvestment Risk. This risk refers to the interest rate levels at which cash flows received from the securities under a particular Portfolio are reinvested. The additional income from reinvestment is the “interest on interest” component. The risk is that the rate at which interim cash flows can be re-invested may be lower than that originally assumed.

Q India Equity Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Currency Exchange Rate Risk. The Fund may from time to time enter into currency exchange transactions either on a spot basis or by buying currency exchange forward contracts. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. Performance of the Fund may be strongly influenced by movements in foreign exchange rates because currency positions held by the Fund may not correspond with the securities positions held.

Q India Equity Fund | Capital Gains Tax [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Capital Gains Tax. Sales of securities may be subject to capital gains tax in India, and this could significantly reduce returns of the Fund in the absence of an offset or credit for such tax under the tax laws or regulations of the Fund’s domicile.

Q India Equity Fund | Loss Of Foreign Portfolio Investor F P I Registration [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Loss of Foreign Portfolio Investor (FPI) Registration. For accessing the Indian market securities market, the Fund is required to register with the Securities and Exchange Board of India (SEBI) as a Foreign Portfolio Investor (FPI). Investment by the Fund in India is dependent on the continued registration of the Fund with SEBI as an FPI. In the event the registration of the Fund is terminated or is not renewed, the Fund could potentially be forced to redeem the investments held in the portfolio in the relevant jurisdiction and such forced redemption could adversely affect the returns to the Fund, and in turn, the Fund’s investors.

Q India Equity Fund | Value Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values.

Q India Equity Fund | Dividend Risk [Member]
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●	Dividend Risk. The ability of the Fund’s portfolio companies to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether.

Q India Equity Fund | Equity Securities Risk [Member]
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●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Q India Equity Fund | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

●	Active Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Adviser’s value-oriented approach may fail to produce the intended results.

Q India Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including less liquidity, settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

●	Depositary Receipt Risk. ADRs and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

Q India Equity Fund | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Depositary Receipt Risk. ADRs and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Q India Equity Fund | Company Risk [Member]
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●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Q India Equity Fund | Currency Risk [Member]
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●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

Q India Equity Fund | Large Cap Risk [Member]
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●	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Q India Equity Fund | Small And Medium Cap Company Risk [Member]
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●	Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Q India Equity Fund | Other Investment Company Securities Risk [Member]
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●	Other Investment Company Securities Risk. Investing in underlying investment companies, including money market funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its NAV. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.

Q India Equity Fund | Sector Concentration Risk [Member]
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●	Sector Concentration Risk. Given that the portfolio construction is a bottom-up stock selection process, sector allocations are solely a by-product of individual stock selection. Consequently, within the 25% limit on single industry exposure, the Fund may have higher exposure in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that has a portfolio which is more diversified across sectors/industries.

Q India Equity Fund | Issuer Cybersecurity Risk [Member]
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●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Q India Equity Fund | Certain Strategy Risks [Member]
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●	Certain Strategy Risks

●	Volatility. The securities (both debt and equity) in which Fund invest are prone to price fluctuations on a daily basis due to both macro and micro factors, and this volatility may adversely affect clients.

●	Liquidity and Settlement Risks. Different segments of the financial markets have different settlement cycles, and these settlement cycles may be adversely impacted by unforeseen circumstances, leading to settlement risk and losses to the Fund. The liquidity of Fund’s portfolios may be inherently restricted by trading volumes, transfer procedures and settlement periods. While the Adviser will endeavor to avoid overly concentrated positions in securities of specific industries and sectors, if because of liquidity restrictions or other factors, the Fund is unable to be adequately diversified, it could amplify losses. Reduced liquidity may also have an adverse impact on market price and Adviser’s ability to dispose of particular securities, when necessary, to meet Fund’s liquidity needs or in response to specific economic events. Reduced liquidity may also impair our ability to restructure or rebalance Fund’s portfolio when the Adviser believes such restructurings or rebalancing are necessary to protect performance.

●	Reliance on the Advisory Team. The success of the Fund depends largely on the abilities of the Adviser’s advisory team (that includes Adviser’s employees and employees of its affiliates from whom its receive research services) to develop and implement investment strategies to achieve the Fund’s investment objectives. The Adviser may change the members of its advisory team and there can be no assurance that each member of the advisory team will continue to be employed with the Adviser or its affiliates. This could adversely affect the Fund’s performance. Finally, if any of the investment professionals or management team responsible for the Fund’s investments were to become unwilling or unable to serve, as a result of death, illness, or otherwise, the Fund performance could also be adversely affected.

●	Not a Complete Investment Program. An investment in the Fund is not intended as a complete investment program. If the Fund’s strategy is not successful, or if the Adviser is unable to implement the Fund’s strategy effectively, the investors could lose some or all of their capital.

Q India Equity Fund | Volatility [Member]
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●	Volatility. The securities (both debt and equity) in which Fund invest are prone to price fluctuations on a daily basis due to both macro and micro factors, and this volatility may adversely affect clients.

Q India Equity Fund | Liquidity And Settlement Risks [Member]
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●	Liquidity and Settlement Risks. Different segments of the financial markets have different settlement cycles, and these settlement cycles may be adversely impacted by unforeseen circumstances, leading to settlement risk and losses to the Fund. The liquidity of Fund’s portfolios may be inherently restricted by trading volumes, transfer procedures and settlement periods. While the Adviser will endeavor to avoid overly concentrated positions in securities of specific industries and sectors, if because of liquidity restrictions or other factors, the Fund is unable to be adequately diversified, it could amplify losses. Reduced liquidity may also have an adverse impact on market price and Adviser’s ability to dispose of particular securities, when necessary, to meet Fund’s liquidity needs or in response to specific economic events. Reduced liquidity may also impair our ability to restructure or rebalance Fund’s portfolio when the Adviser believes such restructurings or rebalancing are necessary to protect performance.

Q India Equity Fund | Reliance On The Advisory Team [Member]
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●	Reliance on the Advisory Team. The success of the Fund depends largely on the abilities of the Adviser’s advisory team (that includes Adviser’s employees and employees of its affiliates from whom its receive research services) to develop and implement investment strategies to achieve the Fund’s investment objectives. The Adviser may change the members of its advisory team and there can be no assurance that each member of the advisory team will continue to be employed with the Adviser or its affiliates. This could adversely affect the Fund’s performance. Finally, if any of the investment professionals or management team responsible for the Fund’s investments were to become unwilling or unable to serve, as a result of death, illness, or otherwise, the Fund performance could also be adversely affected.

Q India Equity Fund | Not A Complete Investment Program [Member]
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●	Not a Complete Investment Program. An investment in the Fund is not intended as a complete investment program. If the Fund’s strategy is not successful, or if the Adviser is unable to implement the Fund’s strategy effectively, the investors could lose some or all of their capital.

Q India Equity Fund | Taxation [Member]
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●	Taxation. The Fund shall be subject to US tax laws and regulations. Because the Fund invests in India, it will also be taxed as per Indian tax law and thus the Fund returns may be impacted. Please refer to the SAI for a discussion of India’s tax laws and certain exemptions with respect to a tax treaty with the US.

Q India Equity Fund | Q India Equity Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QINIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 338
Q India Equity Fund | Q India Equity Fund Class II
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QINSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
Q India Equity Fund | Q India Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QINRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 416

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser, Quantum Advisors Private Limited (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses (inclusive of 12b-1 distribution fees) to 0.98%, 0.75%, and 1.23% of the average daily net assets of the Fund’s Class I, Class II, and Investor Class shares, respectively, through January 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a future plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to January 31, 2026 except by the Board upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.